Annual Fund Operating Expenses - DWS Tax Expt Cash Prmr Shrs - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Cash Premier Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.33%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.20%